Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents and Restricted Cash (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents and restricted cash [line items]
Demand and term deposits	$ 3,462	$ 8,543
Colombian, Pesos [member] | Bottom of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	3.61%	2.61%
Colombian, Pesos [member] | Top of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	5.21%	4.85%
USD [member] | Bottom of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	1.94%	2.05%
USD [member] | Top of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	6.02%	4.59%